Fair Value Measurements (Table)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of assets and liabilities measured at fair value
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$724,779,404	$724,716,476
Liabilities:
Warrant liability – Public Warrants	1	41,538,000	53,130,000
Warrant Liability – Private Placement Warrants	2	19,481,868	24,918,668

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$724,716,476
Liabilities:
Warrant Liability – Public Warrants	1	53,130,000
Warrant Liability – Private Placement Warrants	2	24,918,668

Summary of reconciliation of warrant liabilities measured at fair value
The following table presents the changes in the fair value of warrant liabilities:

	Private	Public	Warrant
Fair value as of January 1, 2021	$24,918,668	$53,130,000	$78,048,668
Change in valuation	(5,436,800)	(11,592,000)	(17,028,800)

Fair value as of March 31, 2021	$19,481,868	$41,538,000	$61,019,868

The following table presents the changes in the fair value of warrant liabilities:

	Private	Public	Warrant
Fair value as of January 2 4, 2020	$—	$—	$—
Initial measurement on July 16, 2020	17,556,334	37,432,500	54,988,834
Change in valuation inputs or other 1	7,362,334	15,697,500	23,059,834

Fair value as of December 31, 2020	$24,918,668	$53,130,000	$78,048,668

1.
Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $23,059,834 during the period from July 16, 2020 through December 31, 2020.